Document And Entity Information	11 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	SAI.TECH Global Corp
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	168976
City Area Code	+65
Local Phone Number	9656 5641